Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2013
Disclosure Text Block [Abstract]
Business Description and Basis of Presentation [Text Block]
1.	Basis of Presentation and General Information

Euroseas Ltd. was formed on May 5, 2005 under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of the ship owning companies in existence at that time. Euroseas Ltd, through its wholly owned vessel owning subsidiaries (collectively the “Company”) is engaged in the ocean transportation of drybulk commodities and containers through ownership and operation of drybulk vessels and containerships.

The operations of the vessels are managed by Eurobulk Ltd. (the “Management Company”), a corporation controlled by members of the Pittas family.  The Pittas family is the controlling shareholders of Friends Investment Company Inc. which owns about 43.8% of the Company’s shares as of June 30, 2013.

The Management Company has an office in Greece located at 4 Messogiou & Evropis Street, Maroussi, Greece; it provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, as well as executive management services, in consideration for fixed and variable fees (see Note 4).

.The accompanying consolidated condensed financial statements include the accounts of Euroseas Ltd., and its wholly owned vessel owning subsidiaries as noted in Note 1 to the consolidated financial statements for the year ended December 31, 2012.